INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current
Advances from customers	$ 2,140,338	$ 4,282,668
Deferred revenue and advances from customers - current	2,140,338	4,282,668
Non-current
Deferred Revenue	1,436,912	1,436,912
Deferred revenue and advances from customers - Non-current	$ 1,436,912	$ 1,436,912